Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 24,063	$ 6,220	$ (19,689)
Other comprehensive income (loss):
Change in foreign currency translation adjustment	(1,459)	878	353
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) during the period	6	(1,418)	(4,057)
Losses (gains) reclassified into net income (loss)	(520)	3,609	2,055
Net change	(514)	2,191	(2,002)
Other comprehensive income (loss)	(1,973)	3,069	(1,649)
Comprehensive income (loss)	$ 22,090	$ 9,289	$ (21,338)